Post-employment benefits for employees (Details) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)
Disclosure of defined benefit plans [line items]
Concentration of major plans, geographic	In addition to the legally required social security schemes, the Group has numerous independent pension and other post-employment benefit plans. In most cases, these plans are externally funded in entities that are legally separate from the Group. For certain Group companies, however, no independent plan assets exist for the pension and other post-employment benefit obligations of employees. In these cases, the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries. Plan assets are recognized at fair value. The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 95% of the Group’s total DBO for pension plans. Details of the plans in the two most significant countries, Switzerland and the United States, which represent 80% of the Group’s total DBO for post-employment benefit plans, are provided below.
Major plans percentage in group DBO pensions	95.00%
Most signigicant countries percentage on group DBO post employment benefit plans	80.00%
Net Pre-tax curtailment gain (loss)		$ 101	SFr 90